Loans and borrowings	6 Months Ended
Jun. 30, 2025
Loans And Borrowings
Loans and borrowings

20. Loans and borrowings

Loans and borrowings consist of a series of convertible notes held by QIND. The €1.9 million balance relates to the portion of these notes that were not reclassified into derivative liabilities or equity under IFRS on consolidation.